Ld fund

THE GOLD BULLION STRATEGY PORTFOLIO
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 41.4%
	COMMODITY – 1.4%
1,313	SPDR Gold Shares(a),(b)			$ 203,082

	FIXED INCOME - 40.0%
29,230	iShares 0-3 Month Treasury Bond ETF			2,930,892
32,000	SPDR Bloomberg 1-3 Month T-Bill ETF			2,931,200
				5,862,092

	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,063,607)			6,065,174

	SHORT-TERM INVESTMENTS — 92.4%
	MONEY MARKET FUNDS – 92.4%
13,399,109	Fidelity Government Portfolio, Class I, 2.74%(c)			13,399,109
141,763	First American Government Obligations Fund, Class Z, 2.74%(b)(c)			144,763
	TOTAL MONEY MARKET FUNDS (Cost $13,540,872)			13,540,872

	TOTAL SHORT-TERM INVESTMENTS (Cost $13,540,872)			13,540,872

	TOTAL INVESTMENTS – 133.8% (Cost 19,604,479)			$ 19,606,046
	LIABILITIES IN EXCESS OF OTHER ASSETS - (33.8)%			(4,953,338)
	NET ASSETS - 100.0%			$ 14,652,708

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation) (d)
87	COMEX Gold 100 Troy Ounces Future(b)	12/28/2022	$ 14,525,520	$ (600,530)
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of this investment is a holding of the GBSP Fund Ltd.
(c) (d)	Rate disclosed is the seven-day effective yield as of September 30, 2022. Amount subject to commodity risk exposure.